Taxation (Movement of Valuation Allowance for Net Deferred Tax Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
TAXATION [Abstract]
Beiginning balance	$ 272,008	$ 250,096	$ 214,531
Provision for the year	52,939	41,405	56,259
Reversal for the year	(8,650)	(7,726)	(33,392)
Foreign currency translation adjustment	(4,484)	(11,767)	12,698
Ending balance	$ 311,813	$ 272,008	$ 250,096